Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Nuance Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NMVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/mid-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.94%
[1]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Material Change Date	Aug. 28, 2025
Net Assets	$ 418,492,427
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,492,427
Number of Holdings	53
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	6.1%
Clorox Co.	5.8%
California Water Service Group	5.7%
Marten Transport Ltd.	5.4%
Informatica, Inc.	4.4%
Aspen Insurance Holdings Ltd.	4.0%
Werner Enterprises, Inc.	3.8%
H2O America	3.7%
Solventum Corp.	3.6%
Beiersdorf AG	3.0%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.95% of its average daily net assets of the Fund’s Institutional Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.93% of average daily net assets of the Fund’s Institutional Class.

Updated Prospectus Web Address	https://nuanceinvestments.com/mid-cap-value-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Nuance Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	NMAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/mid-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.19%
[2]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Material Change Date	Aug. 28, 2025
Net Assets	$ 418,492,427
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,492,427
Number of Holdings	53
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	6.1%
Clorox Co.	5.8%
California Water Service Group	5.7%
Marten Transport Ltd.	5.4%
Informatica, Inc.	4.4%
Aspen Insurance Holdings Ltd.	4.0%
Werner Enterprises, Inc.	3.8%
H2O America	3.7%
Solventum Corp.	3.6%
Beiersdorf AG	3.0%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20% of its average daily net assets of the Fund’s Investor Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 1.18% of average daily net assets of the Fund’s Investor Class.

Updated Prospectus Web Address	https://nuanceinvestments.com/mid-cap-value-fund/
Z Class
Shareholder Report [Line Items]
Fund Name	Nuance Mid Cap Value Fund
Class Name	Z Class
Trading Symbol	NMVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/mid-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Z Class	$41	0.78%
[3]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Material Change Date	Aug. 28, 2025
Net Assets	$ 418,492,427
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,492,427
Number of Holdings	53
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	6.1%
Clorox Co.	5.8%
California Water Service Group	5.7%
Marten Transport Ltd.	5.4%
Informatica, Inc.	4.4%
Aspen Insurance Holdings Ltd.	4.0%
Werner Enterprises, Inc.	3.8%
H2O America	3.7%
Solventum Corp.	3.6%
Beiersdorf AG	3.0%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.80% of its average daily net assets of the Fund’s Z Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.78% of average daily net assets of the Fund’s Z Class.

Updated Prospectus Web Address	https://nuanceinvestments.com/mid-cap-value-fund/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized